Expense Example - Class A Class C and Institutional Class - Banking Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	639	982	1,349	2,378	348	764	1,306	2,786